Accumulated Other Comprehensive Income (Schedule of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ 108.5	$ 84.9	$ 98.5
Other comprehensive loss before reclassifications	(44.7)	23.6	(13.6)
Amounts reclassified from accumulated other comprehensive income	1.9
Ending balance	65.7	108.5	84.9
Currency Translation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	158.6	157.1	160.0
Other comprehensive loss before reclassifications	(27.6)	1.5	(2.9)
Amounts reclassified from accumulated other comprehensive income	0
Ending balance	131.0	158.6	157.1
Unrecognized Loss on Derivatives
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(7.3)	0	0
Other comprehensive loss before reclassifications	0	(7.3)	0
Amounts reclassified from accumulated other comprehensive income	0.5
Ending balance	(6.8)	(7.3)	0
Unrecognized Gain (Loss) on Benefit Plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(42.8)	(72.2)	(61.5)
Other comprehensive loss before reclassifications	(17.1)	29.4	(10.7)
Amounts reclassified from accumulated other comprehensive income	1.4
Ending balance	$ (58.5)	$ (42.8)	$ (72.2)